Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended		22 Months Ended	24 Months Ended	34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 16, 2019	May 31, 2015	May 31, 2020	May 31, 2025	May 31, 2016	May 31, 2021	May 31, 2017	May 31, 2022	May 31, 2018	May 31, 2023	May 31, 2019	May 31, 2024	May 31, 2020	May 31, 2025	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000213124 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Short Duration Bond Fund (Class NAV)
Accumulated Value	$ 10,000		$ 10,187.5602			$ 10,672.593303		$ 10,359.926128		$ 10,509.682279		$ 11,103.879852		$ 11,829.737924
C000213125 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Short Duration Bond Fund (Class R6/JSNRX)
Accumulated Value	1,000,000		1,018,785.84			1,067,311.302334		1,035,916.842012		1,050,770.397806		1,111,258.510633		1,183,788.986774
C000213126 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Short Duration Bond Fund (Class A/JSNAX)
Accumulated Value	9,775		9,927.706516			10,363.078739		10,022.478746		10,130.685937		10,664.131388		11,319.901992
C000213127 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Short Duration Bond Fund (Class C/JSNCX)
Accumulated Value	10,000		10,089.7365			10,454.379577		10,046.053256		10,067.844251		10,529.651233		11,093.480993
C000213128 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Short Duration Bond Fund (Class I/JSNIX)
Accumulated Value	250,000		254,372.26			266,187.075642		258,105.950126		261,527.59618		275,990.668532		293,693.698058
C000001741 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investment Grade Bond Fund (Class I/TIUSX)
Accumulated Value		$ 250,000			$ 255,998.625		$ 262,664.716556		$ 262,377.991751		$ 279,128.160764		$ 301,372.238388		$ 308,340.889752	$ 280,304.926516	$ 274,167.891212	$ 279,417.877327	$ 294,867.928405
C000153916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investment Grade Bond Fund (Class R2/JIGBX)
Accumulated Value		10,000			10,221.7066		10,450.92326		10,387.678766		11,019.666908		11,853.913987		12,069.586824	10,938.948726	10,657.849029	10,823.235612	11,378.516953
C000153917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investment Grade Bond Fund (Class R4/JIGMX)
Accumulated Value		10,000			10,237.0452		10,488.902412		10,464.414391		11,117.553955		11,987.195707		12,246.788859	11,117.093618	10,858.351713	11,051.323082	11,645.726782
C000153918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investment Grade Bond Fund (Class R6/JIGEX)
Accumulated Value		1,000,000			1,026,382.79		1,053,272.027915		1,053,178.528957		1,122,772.007966		1,212,432.886602		1,241,788.929993	1,130,069.613148	1,106,521.380759	1,128,982.016485	1,192,660.982665
C000106437 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				High Yield Fund (Class R6/JFHYX)
Accumulated Value		1,000,000			979,704.96		1,107,695.487211		1,129,090.437238		1,183,531.361796		1,177,974.906923		1,353,654.244343	1,285,269.364596	1,285,208.73844	1,402,875.471848	1,515,716.602151
C000128461 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				High Yield Fund (Class NAV)
Accumulated Value		10,000			9,806.9268		11,137.091866		11,386.297327		11,901.970891		11,847.485811		13,616.353947	12,929.15372	12,929.589691	14,113.862917	15,250.122739
C000001737 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				High Yield Fund (Class C/JHYCX)
Accumulated Value		10,000			9,723.0647		10,915.29017		11,007.135133		11,412.764243		11,200.602325		12,730.227366	11,954.407083	11,822.228519	12,804.689993	13,681.918817
C000051988 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				High Yield Fund (Class I/JYHIX)
Accumulated Value		250,000			244,815.9625		277,676.211247		283,584.997193		296,053.775784		294,335.162892		337,880.62566	320,467.106294	320,121.456882	350,196.397178	377,931.472065
C000001735 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				High Yield Fund (Class A/JHHBX)
Accumulated Value		9,600			9,405.167616		10,636.928842		10,806.845803		11,289.171541		11,162.530969		12,782.086625	12,093.47625	12,050.299275	13,149.647957	14,155.666376
C000001738 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investment Grade Bond Fund (Class A/TAUSX)
Accumulated Value		9,600			9,804.656928		10,024.172019		9,988.909187		10,612.426787		11,429.69699		11,654.274877	10,577.842579	10,320.409307	10,480.063872	11,031.826135
C000001740 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investment Grade Bond Fund (Class C/TCUSX)
Accumulated Value		10,000			10,136.8831		10,296.333636		10,183.746214		10,728.955064		11,469.317874		11,607.176666	10,456.163296	10,125.306763	10,205.226518	10,662.508941
Bloomberg U S Aggregate Bond C000051988 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000			257,487.15		261,551.306577		260,571.462148		277,249.505349		303,354.076695		302,125.914347	277,284.997798	271,343.318228	274,885.789364	289,891.557208
Bloomberg U S Aggregate Bond C000106437 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,029,948.6		1,046,205.226307		1,042,285.848592		1,108,998.021394		1,213,416.306777		1,208,503.657383	1,109,139.991186	1,085,373.272906	1,099,543.15745	1,159,566.228826
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,000	10,834.4624		10,299.486	10,790.597887	10,462.052263	9,903.390505	10,422.858486	9,691.180059	11,089.980214	9,817.701419	12,134.163068	10,353.640904	12,085.036574	11,091.399912	10,853.732729	10,995.431574	11,595.662288
Bloomberg U S Aggregate Bond C000153918 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,029,948.6		1,046,205.226307		1,042,285.848592		1,108,998.021394		1,213,416.306777		1,208,503.657383	1,109,139.991186	1,085,373.272906	1,099,543.15745	1,159,566.228826
Bloomberg U S Aggregate Bond C000001741 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000			257,487.15		261,551.306577		260,571.462148		277,249.505349		303,354.076695		302,125.914347	277,284.997798	271,343.318228	274,885.789364	289,891.557208
Bloomberg U S Aggregate Bond C000213128 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		270,861.56			269,764.94718		247,584.762619		242,279.501471		245,442.535469		258,841.022582
Bloomberg U S Aggregate Bond C000213125 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,083,446.24			1,079,059.788718		990,339.050475		969,118.005881		981,770.141874		1,035,364.090326
Bloomberg U S Aggregate 1 3 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate 1-3 Year Bond Index
Accumulated Value	10,000		10,391.6966			10,459.415754		10,139.978294		10,163.121983		10,561.384143		11,179.832289
Bloomberg U S Aggregate 1 3 Year Bond C000213128 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		259,792.415			261,485.393839		253,499.457331		254,078.049562		264,034.603549		279,495.807206
Bloomberg U S Aggregate 1 3 Year Bond C000213125 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 1,039,169.66			$ 1,045,941.575357		$ 1,013,997.829324		$ 1,016,312.19825		$ 1,056,138.4142		$ 1,117,983.228828
ICE BofA U S High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. High Yield Index
Accumulated Value		10,000			9,908.2095		11,280.722918		11,538.495446		12,157.79292		12,200.104228		14,051.488589	13,348.989335	13,326.889549	14,815.520703	16,189.803218
ICE BofA U S High Yield C000051988 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000			247,705.2375		282,018.072958		288,462.386158		303,944.823002		305,002.605696		351,287.214714	333,724.733365	333,172.23872	370,388.017572	404,745.080446
ICE BofA U S High Yield C000106437 Index [Member]
Account Value [Line Items]
Accumulated Value		$ 1,000,000			$ 990,820.95		$ 1,128,072.291834		$ 1,153,849.544634		$ 1,215,779.29201		$ 1,220,010.422786		$ 1,405,148.85886	$ 1,334,898.933463	$ 1,332,688.954883	$ 1,481,552.070293	$ 1,618,980.32179